Revenue Recognition (Schedule Of Patient Care Service Revenue) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenue Recognition, Multiple-deliverable Arrangements [Line Items]
Patient care service revenue	$ 1,223,524
Room and board, net	(1,228,644)	$ (1,150,532)	$ (1,115,431)
Net revenue	1,197,562
All Other Revenue- Self-pay, Respite Care, Etc. [Member]
Revenue Recognition, Multiple-deliverable Arrangements [Line Items]
Patient care service revenue	7,831
Medicare Cap [Member]
Revenue Recognition, Multiple-deliverable Arrangements [Line Items]
Medicare cap adjustment	(4,123)
Implicit Price Concessions [Member]
Revenue Recognition, Multiple-deliverable Arrangements [Line Items]
Implicit price concessions	(11,785)
Room And Board [Member]
Revenue Recognition, Multiple-deliverable Arrangements [Line Items]
Room and board, net	(10,054)
VITAS [Member] | Routine Home Care [Member]
Revenue Recognition, Multiple-deliverable Arrangements [Line Items]
Patient care service revenue	1,010,518
VITAS [Member] | Continuous Care [Member]
Revenue Recognition, Multiple-deliverable Arrangements [Line Items]
Patient care service revenue	122,498
VITAS [Member] | Inpatient Care [Member]
Revenue Recognition, Multiple-deliverable Arrangements [Line Items]
Patient care service revenue	82,677
VITAS [Member] | Care Services Total [Member]
Revenue Recognition, Multiple-deliverable Arrangements [Line Items]
Patient care service revenue	1,215,693
VITAS [Member] | Medicare [Member] | Routine Home Care [Member]
Revenue Recognition, Multiple-deliverable Arrangements [Line Items]
Patient care service revenue	939,951
VITAS [Member] | Medicare [Member] | Continuous Care [Member]
Revenue Recognition, Multiple-deliverable Arrangements [Line Items]
Patient care service revenue	110,596
VITAS [Member] | Medicare [Member] | Inpatient Care [Member]
Revenue Recognition, Multiple-deliverable Arrangements [Line Items]
Patient care service revenue	69,354
VITAS [Member] | Medicare [Member] | Care Services Total [Member]
Revenue Recognition, Multiple-deliverable Arrangements [Line Items]
Patient care service revenue	1,119,901
VITAS [Member] | Medicaid [Member] | Routine Home Care [Member]
Revenue Recognition, Multiple-deliverable Arrangements [Line Items]
Patient care service revenue	47,609
VITAS [Member] | Medicaid [Member] | Continuous Care [Member]
Revenue Recognition, Multiple-deliverable Arrangements [Line Items]
Patient care service revenue	6,126
VITAS [Member] | Medicaid [Member] | Inpatient Care [Member]
Revenue Recognition, Multiple-deliverable Arrangements [Line Items]
Patient care service revenue	8,156
VITAS [Member] | Medicaid [Member] | Care Services Total [Member]
Revenue Recognition, Multiple-deliverable Arrangements [Line Items]
Patient care service revenue	61,891
VITAS [Member] | Commercial [Member] | Routine Home Care [Member]
Revenue Recognition, Multiple-deliverable Arrangements [Line Items]
Patient care service revenue	22,958
VITAS [Member] | Commercial [Member] | Continuous Care [Member]
Revenue Recognition, Multiple-deliverable Arrangements [Line Items]
Patient care service revenue	5,776
VITAS [Member] | Commercial [Member] | Inpatient Care [Member]
Revenue Recognition, Multiple-deliverable Arrangements [Line Items]
Patient care service revenue	5,167
VITAS [Member] | Commercial [Member] | Care Services Total [Member]
Revenue Recognition, Multiple-deliverable Arrangements [Line Items]
Patient care service revenue	$ 33,901